Operating income - Disclosure of breakdown of operating income (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue [abstract]
Research tax credit ("CIR")	€ 970	€ 1,150
Subsidies	0	25
Other	24	12
Total operating income	€ 994	€ 1,186